Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about the evaluation of derivative financial instruments, mostly forward transactions and currency options
		Amount receivable in transaction currency	Amount payable in transaction currency		Fair value
	Project	Millions	Millions	Expiration date	USD millions

Foreign currency forward contracts (1)	Ruach Beresheet	EUR 11.8	NIS 47.3	January 2024	0.04

Foreign currency forward contracts (1)	Storage 2	USD 34.2	NIS 123.6	January 2024	0.13

(1)	Hedging transaction to hedge against the EUR/NIS exchange rate and the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.

Disclosure of sensitivity analysis of changes in foreign currency exchange rates
	As of December 31, 2023
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

ILS vs EURO
Loans to foreign operations	-	(803)	16,052	803	-

Equity of foreign operations
ILS vs EURO	(43,583)	-	871,663	-	43,583
ILS vs HUF	(367)	-	7,345	-	367
Total effect OCI	(43,950)	-	879,008	-	43,950

	As of December 31, 2022
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

ILS vs EURO
Loans to foreign operations	-	(844)	16,874	844	-

EURO vs HRK
Restricted cash	-	84	1,673	(84)	-
Loans to foreign operations	-	174	3,489	(174)	-
Loans from banks	-	(1,399)	(27,974)	1,399	-
Total effect on pre-tax profit	-	(1,985)	(5,938)	1,985	-

Equity of foreign operations
ILS vs EURO	(34,695)	-	693,904	-	34,695
ILS vs HUF	(551)	-	11,015	-	551
ILS vs HRK	(613)	-	12,258	-	613
Total effect on OCI	(35,859)	-	717,177	-	35,859

Disclosure of sensitivity analysis of change in index
	As of December 31, 2023
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Contract assets	2,982	99,416	(2,982)
Loans to investee entities	188	6,264	(188)
Loans to non-controlling interests	158	5,267	(158)
Loans from banks and other financial institutions	(24,965)	(816,087)	23,972
Other financial liabilities	(78)	(2,591)	78

	(10,814)	(707,731)	10,814

	As of December 31, 2022
	Increase 3%		Decrease 3%
	Pre-tax profit	Carrying value	Pre-tax profit
3% Change in the index rate	USD in thousands

Financial assets measured at fair value through profit or loss	389	12,974	(389)
Contract assets	3,203	106,773	(3,203)
Loans to investee entities	199	6,622	(199)
Loans to non-controlling interests	170	5,680	(170)
Loans from banks and other financial institutions	(15,602)	(791,379)	15,523
Other financial liabilities	(80)	(2,751)	80

	(11,721)	(662,081)	11,642

Disclosure of analysis of financial instruments by linkage bases and currency types
	As of December 31, 2023
	Linked to the EUR	Linked to the USD	Linked to the HUF	Linked to the CPI	Unlinked	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

Current assets:
Cash and cash equivalents	82,577	136,633	1,858	-	182,737	403,805
Deposits in banks	5,308	-	-	-	-	5,308
Restricted cash	78,543	16,270	-	-	47,882	142,695
Trade receivables	29,556	340	520	-	12,684	43,100
Other receivables	11,676	-	-	432	4,263	16,371
Other financial assets	-	805	-	-	171	976

	207,660	154,048	2,378	432	247,737	612,255
Non-current assets:
Restricted cash	22,913	-	4,007	-	11,971	38,891
Long term receivables	30,534	-	-	-	6	30,540
Financial assets measured at fair value through profit or loss	53,466	-	-	-	-	53,466
Loans to equity-accounted entities	3,036	-	-	6,264	26,578	35,878
Other financial assets	70,398	-	4,193	4,835	-	79,426

	180,347	-	8,200	11,099	38,555	238,201
Current liabilities:
Credit and current maturities in respect of loans from banks and other financial institutions	(63,819)	(212,202)	(1,759)	(46,886)	-	(324,666)
Trade payables	(9,663)	(94,445)	(20)	-	(1,446)	(105,574)
Other payables	(20,796)	(15,503)	(1,894)	(1,571)	(49,264)	(89,028)
Current maturities in respect of Debentures	-	-	-	-	(26,233)	(26,233)
Current maturities of lease liability	(1,751)	-	(102)	(6,221)	(39)	(8,113)
Financial liabilities measured at fair value through profit or loss	-	(13,860)	-	-	-	(13,860)
Other financial liabilities	-	(1,224)	-	-	-	(1,224)

	(96,029)	(337,234)	(3,775)	(54,678)	(76,982)	(568,698)

Non-current liabilities:
Debentures	-	-	-	-	(293,751)	(293,751)
Convertible Debentures	-	-	-	-	(130,566)	(130,566)
Loans from banks and other financial institutions	(645,265)	(116,151)	(32,229)	(767,810)	(141,470)	(1,702,925)
Loans from non-controlling interests	(80,006)	-	-	-	(12,744)	(92,750)
Lease liability	(35,464)	-	(1,395)	(82,306)	(319)	(119,484)
Employee benefits	-	(4,784)	-	-	-	(4,784)
Financial liabilities through profit or loss	-	(32,113)	-	(2,411)	-	(34,524)
Other financial liabilities	-	(62,020)	-	-	-	(62,020)

	(760,735)	(215,068)	(33,624)	(852,527)	(578,850)	(2,440,804)

Total assets (liabilities), net	(468,947)	(398,254)	(26,821)	(895,674)	(369,540)	(2,159,236)

	As of December 31, 2022
	Linked to the EUR	Linked to the USD	Linked to the HRK*	Linked to the HUF	Linked to the CPI	Unlinked	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

Current assets:
Cash and cash equivalents	56,327	1,582	49,535	2,752	-	83,673	193,869
Deposits in banks	4,054	-	-	-	-	-	4,054
Restricted cash	16,551	-	3,732	558	-	71,262	92,103
Financial assets measured at fair value through profit or loss	-	366	-	-	12,974	20,555	33,895
Trade receivables	29,074	785	601	325	-	9,037	39,822
Other receivables	880	-	-	-	427	4,872	6,179
Current maturities of loans to investee entities	-	-	-	-	432	-	13,893
Other financial assets	-	-	-	-	-	1,493	1,493

	106,886	2,733	53,868	3,635	13,401	204,785	385,308

Non-current assets:
Restricted cash	20,140	-	1,281	3,782	-	13,525	38,728
Long term receivables	4,765	-	-	-	-	2	4,767
Financial assets measured at fair value through profit or loss	42,918	-	-	-	-	-	42,918
Loans to equity-accounted entities	3,429	-	-	-	6,622	4,133	14,184
Other financial assets	78,811	-	-	10,332	5,253	-	94,396

	150,063	-	1,281	14,114	11,875	17,660	194,993
Current liabilities:
Credit and current maturities in respect of loans from banks and other financial institutions	(54,071)	(75,576)	(1,585)	(1,535)	(32,860)	-	(165,627)
Trade payables	(13,532)	(15,495)	-	(68)	-	(5,543)	(34,638)
Other payables	(20,920)	(15,567)	(1,242)	(240)	(1,143)	(28,925)	(68,037)
Current maturities in respect of Debentures	-	-	-	-	-	(15,832)	(15,832)
Current maturities of lease liability	(1,528)	-	-	(80)	(4,202)	(40)	(5,850)
Financial liabilities measured at fair value through profit or loss	-	(35,283)	-	-	-	-	(35,283)
other financial liabilities	(50,255)	-	-	-	-	-	(50,255)

	(140,306)	(141,921)	(2,827)	(1,923)	(38,205)	(50,340)	(375,522)

Non-current liabilities:
Debentures	-	-	-	-	-	(238,520)	(238,520)
Convertible Debentures	-	-	-	-	-	(131,385)	(131,385)
Loans from banks and other financial institutions	(572,166)	(42,797)	(14,358)	(32,193)	(757,543)	-	(1,419,057)
Loans from non-controlling interests	(76,787)	-	-	-	-	(14,121)	(90,908)
Lease liability	(33,769)	-	-	(1,134)	(58,535)	(335)	(93,773)
Employee benefits	-	(12,238)	-	-	-	-	(12,238)
Financial liabilities through profit or loss	-	(45,484)	-	-	(2,584)	-	(48,068)

	(682,722)	(100,519)	(14,358)	(33,327)	(818,662)	(384,361)	(2,033,949)

Total assets (liabilities), net	(566,079)	(239,707)	37,964	(17,501)	(831,591)	(212,256)	(1,829,170)

*On December 31, 2022 the EURO currency replaces the HRK

Disclosure of detailed information about carrying values of financial instruments which are exposed to cash flow risks in respect of interest rate changes

	As of December 31, 2023
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(1,805)	(90,259)	1,805
SOFR-linked credit from banks (1)	-	(116,151)	-

	(1,805)	(206,410)	1,805

	As of December 31, 2022
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(895)	(44,764)	895
SOFR-linked credit from banks (1)	-	(118,373)	-

	(895)	(163,137)	895

(1)
The company has loans which are linked to the SOFR interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facility, and have no impact on the Company’s results.

Disclosure of maturity analysis for financial assets held for managing liquidity risk
	As of December 31, 2023(**)
						After
	2024	2025	2026	2027	2028	2028	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Liability in respect of deferred consideration arrangement	(417)	(398)	(342)	(342)	(342)	(2,430)	(4,271)
Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	(27,564)	(4,143)	(12,237)	-	-	-	(43,944)
Liability in respect of put option	-	-	-	-	-	(25,372)	(25,372)
Loans from non-controlling interests	(4,492)	(12,482)	(13,074)	(11,709)	(12,460)	(57,862)	(112,079)
Debentures(*)	(36,510)	(54,135)	(161,232)	(55,563)	(102,804)	(54,006)	(464,250)
Credit and loans from banks and other financial institutions (*)	(366,969)	(173,269)	(166,445)	(209,582)	(214,636)	(1,379,280)	(2,510,181)
lease back liability	(3,520)	(3,547)	(3,555)	(3,610)	(3,570)	(60,152)	(77,954)
Lease liability	(7,584)	(7,147)	(7,018)	(6,969)	(6,868)	(66,512)	(102,098)

	(447,056)	(255,121)	(363,903)	(287,775)	(340,680)	(1,645,614)	(3,340,149)

(*)	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.
(**)	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.

Disclosure of detailed information about the fair value of financial assets and financial liabilities
As of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Contracts in respect of forward transactions	-	171	-	171

Interest rate swaps	-	63,208	-	63,208

Non-marketable shares measured at fair value through profit or loss	-	-	53,466	53,466

Transactions to peg electricity prices swap (CFD differences contract)	-	11,384	-	11,384

Financial liabilities at fair value:

Interest rate swaps	-	(7,217)	-	(7,217)

Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	-	-	(22,941)	(22,941)

Deal contingent hedge	-	(5,539)	-	(5,539)

As of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Financial assets measured at fair value through profit or loss	33,895	-	-	33,895

Contracts in respect of forward transactions	-	1,493	-	1,493

Interest rate swaps	-	89,143	-	89,143

Non-marketable shares measured at fair value through profit or loss	-	-	42,918	42,918

Financial liabilities at fair value:

Transactions to peg electricity prices swap (CFD differences contract)	-	(50,255)	-	(50,255)

Performance-based contingent consideration (“Earn Out”), see Note 7A(1)	-	-	(52,972)	(52,972)

Disclosure of reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy
	2023	2022
	Financial assets
Non-marketable shares measured at fair value through profit or loss	USD thousands
Balance as of January 1	42,918	28,682
Investment	5,682	10,824
Revaluation (*)	2,940	4,868
Translation differences	1,926	(1,456)
Balance as of December 31	53,466	42,918

	2023	2022
	Financial liabilities
Performance-based (“earn out”) contingent consideration	USD thousands
Balance as of January 1	(52,972)	(61,362)
Revaluation	25,377	6,678)
Repayment	4,654	1,712
Balance as of December 31	(22,941)	(52,972)

(*)	Under financing income and expenses.

Disclosure of detailed information about the financial assets and financial liabilities not measured at fair value in statement of financial position
		Carrying value		Fair value
		As of December 31		As of December 31
	Fair value level	2023	2022	2023	2022
		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures	Level 1	454,091	388,498	430,889	364,203

Loans from banks and other financial institutions (1)	Level 3	1,305,642	1,200,199	876,561	908,964

Liability in respect of deferred consideration arrangement (1)	Level 3	2,591	2,750	3,019	3,602

Disclosure of detailed information about the other financial liabilities
	December 31	December 31
	2023	2022
	USD in thousands	USD in thousands
Current assets
Other financial assets
Contracts in respect of forward transactions	171	1,493
Interest rate swaps	805
Non-current assets
Other financial assets
Loans to non-controlling interests	4,834	5,253
Transactions to peg electricity prices swap (CFD differences contract)	11,384	-
Interest rate swaps	63,208	89,143

	80,403	95,889
Current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	-	(50,255)
Interest rate swaps	(154)	-
lease back liability	(1,070)	-
Financial liabilities through profit or loss
Performance-based contingent consideration (“Earn Out”) (1)	(13,860)	(35,282)
Liability in respect of deferred consideration arrangement (2)	(180)	(167)
Non-current liabilities
Other financial liabilities
Interest rate swaps	(7,868)	-
Deal contingent hedge	(5,539)	-
lease back liability	(48,613)	-
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(2,411)	(2,584)
Performance-based contingent consideration (“Earn Out”) as well as the founder’s put option (1)	(32,113)	(45,484)

	(111,808)	(133,772)

(1)	For additional details, see Note 7A(1).

(2)
The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 11), as of December 31, 2023 and 2022, amounted to USD 2,591 thousand and USD 2,750 thousand, respectively.

Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of interest rate swap contracts which were designated as hedging instruments
	Interest rates		Par value	Repayment date	Carrying value
Hedged contract	Original	After hedging	Thousands	Final	USD in thousands
Loan to finance the Lukovac project	3 month Euribor	0.75%	18,153 EURO 20,078 USD	31/03/2031	1,218
Loan to finance the Picasso project	3 month Euribor	1.08%	71,205 EURO 78,755 USD	31/03/2039	5,425
Loan to finance the Gecama project	6 month Euribor	0.147%	144,850 EURO 160,210 USD	30/06/2035	24,174
Loan to finance the Attila projects	3 month Bubor	1.445%-3.7%	12,346,053 HUF 35,674 USD	31/12/2030	4,193
Loan to finance the Bjorn project	6 month Euribor	0.526%	162,111 EURO 179,301 USD	30/06/2041	28,198
Loan to finance the Atrisco project - PV	6 month Sofer	4.0858%	112,383 USD	30/09/2048	(7,217)

Deal Contingent Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of interest rate swap contracts which were designated as hedging instruments
Hedged contract	Interest rates After hedging	Par value Thousands	Repayment date	Carrying value USD in thousands
Loan to finance the Atrisco project - BESS	3.8249%	140,332 USD	30/06/2044	(5,539)